Significant Accounting Policies (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Monthly Deposits of Employees, Percentage on Monthly Salary	8.33%
Samil Pharm Co Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Milestone Method Revenue Payment		$ 1.5	$ 2.1
Accrued Royalties	$ 4.5
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model